COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15:- COMMITMENTS AND CONTINGENCIES

a.         Royalties:

1.       In June 2004, the Company entered into an agreement effective from December 1, 2003 until December 1, 2021, for using the know-how of Tensor Technologies LLC ("Tensor"). For the usage of the know-how, the Company is obligated to pay royalties, at a rate of 4.5%, on sales of certain products to its distributors and subsidiaries.

Royalty expenses amounting to $879, $933 and $660 for the years ended December 31, 2015, 2014 and 2013, respectively, were recorded as part of cost of revenues.

2.         In August 2005, Candela entered into an agreement with the Regents of the University of California ("Regents") for exclusive license rights to the Dynamic Cooling Device ("DCD"), subject to certain limited license rights of CoolTouch, Inc. ("Cool Touch"), in the following fields of use: procedures that involve skin resurfacing and rejuvenation, vascular skin lesions, and laser hair removal. CoolTouch, a subsidiary of New Star Technology, Inc., obtained a license to the DCD on a co-exclusive basis with the Company, in certain narrower fields of use.

Candela's agreement with the Regents called for an annual license fee, for calendar years up to 2015 of $150. The multi-year annual fee of $300 was paid to the Regents in a lump sum of $3,000 and is being amortized over the remaining life of the patent agreement. As of December 31, 2015 and 2014, the unamortized portion of the license fee payment was recorded in other receivables in the amount of $0 and $150, respectively.

In addition, Candela's agreement with the Regents called for a minimum annual royalty obligation of $750. Candela's royalty obligation was 3% up to a certain level ("Net Sale Rate") of net sales and 2% above the Net Sale Rate.

Royalty expenses and license fees amounted to $2,060, $2,508 and $2,473 for the years ended December 31, 2015, 2014 and 2013, respectively. The royalty and the amortization of the annual license fee payment are recorded as part of cost of revenues.

b.         Leases:

The Company leases several facilities and automobiles under non-cancelable lease agreements. The facility leases can be adjusted for increases in maintenance and insurance costs above specified levels. In addition, certain facility leases contain escalation provisions based on certain inflationary indices. These operating leases expire in various years through fiscal year 2021. These leases may be renewed for periods ranging from one to five years.

The future minimum lease commitments of the Company under various non-cancelable operating lease agreements as of December 31, 2015, are as follows:

Year ended December 31,

2016	$5,244
2017	4,366
2018	2,500
2019	771
2020 and thereafter	1,314

$14,195

Rent expenses amounted to $3,639, $3,433 and $3,611 for the years ended December 31, 2015, 2014 and 2013, respectively.

c.         Legal claims:

1.        An action against Syneron, Inc. was commenced in New York state court on October 25, 2010 by a plaintiff related to alleged injury received while undergoing a procedure performed in January 2009 with a Triniti E-Max machine. Plaintiff alleged negligent misrepresentation, negligence, and product liability with respect to Syneron, Inc. and the "Triniti E-Max-Laser/facial laser treatment" and sought $2,000 in damages. In March 2014, the parties agreed to settle the matter in a the total amount of $430, of which $154 was paid in full by the Company's insurer and certain medical provider co-defendants paid the remainder.

2.       On August 15, 2010, a former sales representative sued the Company in Israel for breach of employment agreement with the Company and demanded $1,500 (NIS 5.7 million). The Company filed its statement of defense rejecting the plaintiff's allegations in their entirety. After an initial preliminary hearing, the plaintiff subsequently filed an amended complaint pursuant to the court's order demanding $1,300 (NIS 4.8 million). Following the second preliminary hearing, the plaintiff consented to limit the claim to NIS 3 million. On April 1, 2015 the court entered a verdict rejecting all of the plaintiff's claims and ordering plaintiff to pay the Company legal expenses in the amount of NIS 0.1 million. The Company, based on external counsel's opinion, assessed that contingent losses related with this case are only reasonably possible and the amount cannot be reasonably estimated, pursuant to ASC 450, and an accrual has not been recorded for the loss contingencies.

3.        In November 2011, Estetitek S. de R.L. de C.V. (Estetitek), a Mexican distributor, filed a complaint with the arbitrator in Israel according to an arbitration clause in the distribution agreement entered into between the parties in 2006. Estetitek argues that Syneron breached the distribution agreement when it decided to cease selling products to Estetitek. Estetitek asks for compensation for the loss of profit caused to it by the failure to fulfill the distribution agreement in the amount of $1,700, and compensation for the damage to its reputation in the amount of $500 million. Following mediation in January 2016, a settlement agreement was reached between the parties, according to which both parties will withdraw their claims and Estetitek will pay Syneron $100.

4.       On December 31, 2013, Syneron Medical Ltd. and its subsidiary, Syneron Beauty Ltd. (which following a joint venture with Unilever Ventures is now a subsidiary of Iluminage Beauty), received a copy of a petition filed with the Central District Court in Israel to approve the filing of a class action suit against Syneron Medical Ltd. and Syneron Beauty Ltd. (the "Respondents"). The Petitioner claims that the Respondents violated article 2 of the Consumer Protection Act resulting from misleading advertising regarding the Syneron Beauty mē hair removal device.  The Petitioner claims to represent the class of consumers that purchased the mē hair removal device and is seeking damages for the group in the amount of NIS 27.5 million. The Company is vigorously defending itself in this matter. Following evidentiary hearings, written summations were submitted by the applicant and the Company in September 2015 and February 2016, respectively. The Company assessed that contingent losses related with this case are reasonably possible and the amount cannot be reasonably estimated, pursuant to ASC 450, and an accrual has not been recorded for the loss contingencies.

5.     On November 9, 2015, Air Liquide Healthcare America Corp. ("Air Liquide") filed suit against the Company in the United States District Court for the District of Massachusetts. On December 1, 2015, Air Liquide filed an Amended Complaint, which also added claims against another party.  Air Liquide alleges that the Company improperly terminated a June 2011 Supply Agreement (as amended in September 2013) the "Supply Agreement"), which required the Company to purchase certain materials exclusively from Air Liquide through June 1, 2021. Air Liquide claims, among other things, that the Company did not have valid grounds for termination.  Air Liquide's Amended Complaint asserts claims for breach of contract, breach of the duty of good faith and fair dealing, violation of Massachusetts General Law Chapter 93A, defamation and unjust enrichment. Air Liquide seeks unspecified damages for the lost revenue, as well as treble damages and attorneys' fees. On December 30, 2015, the Company moved to dismiss the Amended Complaint because, inter alia, Air Liquide did not comply with alternative dispute resolution requirements in the Supply Agreement.

Alternatively, the Company moved to dismiss all counts of the Amended Complaint directed at the Company other than the breach of contract claims, because the allegations did not support those claims. Air Liquide opposed the motion and it remains pending.

The Company assessed that contingent losses related with this case are only reasonably possible and the amount cannot be reasonably estimated, pursuant to ASC 450, and an accrual has not been recorded for the loss contingencies.

6.     From time to time, the Company is party to various legal proceedings incidental to its business. As of December 31, 2015, the Company has accrued a total amount of $160 which it deems sufficient to cover probable losses from legal proceedings and threatened litigation. During the year ended December 31, 2015 and 2014 the Company settled various legal claims and paid an amount of approximately $465 and $444, respectively.